[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

SEMIANNUAL REPORT SEPTEMBER 30, 2001

[FREEWAY AT NIGHT]


                                  EATON VANCE
                                    NATIONAL
                                LIMITED MATURITY
                                   MUNICIPALS
                                      FUND


[SIGN OF EDUCATION]


[SUSPENDED BRIDGE]

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

On September 11, 2001, the world was shocked by terrorist attacks on New York City, Washington, D.C. and Shanksville, Pennsylvania. We at Eaton Vance have been profoundly saddened by these events, and we extend our prayers and condolences to all the families affected by this tragedy.

While the nation has paused to mourn its losses, we have seen daily on display the very qualities that have made America the wonder of the world: unfailing courage in a moment of peril, persistence in the face of adversity and the determination among government, businesses and individuals to help their fellow citizens. Acts of heroism, large and small, have inspired and encouraged us all. We believe that, over time, these essential strengths will help lead the nation and the world on the road to recovery.

In the short term, more uncertainty and some economic hurdles...

To be sure, in the aftermath of these attacks, the world's economy may face more uncertainty in the coming year. Consumers, who have been the primary support for the economy, have, in the wake of the attacks, voiced concerns about job security and the impact of geopolitics on an already troubled economy. Clearly, the consumer's willingness to prop up the economy has been severely tested.

In the weeks before the attacks, Federal Reserve Chairman Greenspan reported some signs that the economy had bottomed. Businesses had pared excess inventories, and various manufacturing indices had turned slightly positive in late summer. Following the events of September 11, most economic indicators have declined further. While it is difficult to determine whether a further weakening was directly attributable to the attacks, declining consumer sentiment and large-scale layoffs have taken a major toll.

Government, the Federal Reserve and business have answered the call...

The crisis has been answered by a quick mobilization by government and industry. The Bush Administration has proposed a $75 billion economic package in the form of spending-and-tax incentives, on top of a previously announced $40 billion stimulus program. Many economic analysts see the economy mounting a recovery by early next year. Clearly, the rebuilding of New York City and the Pentagon will provide an enormous infusion of investment and new jobs.

For its part, the Federal Reserve has responded with still lower interest rates to improve liquidity and lift the financial markets. The initial response of markets has been positive, and the Fed has indicated that it stands ready to do what is necessary to keep the economy and the markets on firm footing. Companies, some struggling with dramatically lower demand, are working hard to get back to business.

The U.S. financial markets - including the municipal bond market -- hardly missed a beat...

Freedom was the real target on September 11, but, once again, America's people have risen to meet the challenge. Americans are back at work and the financial markets - including the municipal markets - have continued to provide the financing and capital formation so important to our future growth.

While the recent past has been painful, we at Eaton Vance continue to embrace that most American of concepts: that hard work and private enterprise can foster growth and provide hope for a better life. We remain confident about the future.

                                        Sincerely,

                                        /s/ Thomas J. Fetter

                                        Thomas J. Fetter
                                        President
                                        November 7, 2001

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001

MARKET RECAP

Understandably, the financial markets and investor confidence were shaken by the September 11 attacks. As the American people recover, it is clear that the global and U.S. economies will suffer some short-term, negative effects from these events. Corporate America had already begun job layoffs in the weakening economy, particularly within the technology and manufacturing sectors. In the wake of the attacks, the pace of job cuts has gathered momentum.

Amid layoffs and waning consumer confidence, Gross Domestic Product posted disappointing growth in the second quarter 2001...

Consumer spending, which held up reasonably well through much of the past year, has showed recent signs of weakening. Together, the job cuts and declining stock market have taken an increasing toll on consumer confidence. Reflecting the weak economy, the nation's Gross Domestic Product, which grew a tepid 1.3% in the first quarter of 2001, managed only a 0.2% increase in the second quarter, according to revised figures.

The Federal Reserve has aggressively lowered short-term interest rates in 2001...

In response to the flagging economy, the Federal Reserve embarked on an aggressive monetary easing. Beginning in early January, the Fed initiated a series of interest rate cuts and, by the end of August, had reduced its benchmark Federal Funds rate - a key short-term interest rate barometer - by 300 basis points (3.00%). The bond market - which typically moves in the opposite direction of interest rates - launched an impressive rally. In the aftermath of the terrorist attacks, the Fed lowered rates an additional 150 basis points (1.50%).

New uncertainties about the likely direction of the economy ...

Prior to the September attacks, data suggested that the Fed's interest rate cuts had considerably reduced the prospects of a full-scale recession. The Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - reflected that pullback, registering a total return of

[GRAPHIC]


                         5-YEAR AAA-RATED   TAXABLE EQUIVALENT
                        GENERAL OBLIGATION    YIELD IN 39.1%        5-YEAR
                          (GO) BONDS*          TAX BRACKET       TREASURY BOND
                        ------------------  ------------------  ---------------
Intermediate-term              3.45%               5.71%             3.80%
municipal bond yields
reach 91% of
Treasury yields

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yield. Statistics as of September 30, 2001.

Past performance is no guarantee of future results

Source: Bloomberg, L.P.


10.40% for the year ended September 30, 2001.* However, following these recent events, uncertainty is likely to characterize the markets for a while, as investors struggle to ascertain the future of the economy.

Municipal bonds offer the potential for quality in a period of investor concern...

Municipal bonds have attracted more attention from investors in the past year, especially given the uncertain economic outlook. The municipal sector has also proven less volatile than the corporate bond market, which has been characterized by high default rates. The equity markets, already in retreat over the weak economy, have been badly shaken by recent events.

To be sure, there are many concerns overhanging the economy and the financial markets, including the municipal bond market, over the near-term. A weaker economy could result in lower revenues for states and municipalities, and possibly increased funding needs. However, the Federal government is expected to finance a major portion of the rebuilding in New York City. Moreover, we believe that municipal bonds represent a measure of refuge from recent market volatility, while continuing to offer tax-exempt income. And municipal bonds will undoubtedly help finance the rebuilding of our damaged infrastructure. We believe the municipal market will play a vital role as we look toward better days ahead.

*It is not possible to invest directly in an Index.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- The U.S. economy, possibly edging toward recession, was dealt a severe blow by the September 11 attacks, as consumer activity weakened further and businesses put off discretionary spending. Amid rising uncertainty, job cuts spread across the economic spectrum. The nation's jobless rate was 4.9% in September 2001, up from 3.9% a year ago.

- Escrowed bonds constituted the Portfolio's largest commitment at September 30. Pre-refunded to their approaching call dates, the bonds are backed by Treasuries, viewed as high quality and tend to carry above-average coupons.

- Industrial development revenue bonds continued to play a significant role in the Portfolio. In a weaker economy, management very closely monitored companies for signs of deteriorating fundamentals and included non-manufacturing investments.

- Amid a dramatic decline in interest rates, the municipal market was characterized by very narrow quality spreads. Management upgraded the structure of the Portfolio and took advantage of opportunities among higher quality issues.

- Management continued its efforts to improve the Portfolio's call protection. With the decline of interest rates in the past year, many bonds may now be approaching their call dates. Maintaining call protection helps avoid untimely calls, while enhancing appreciation potential.

PORTFOLIO STATISTICS(6)

- Number of Issues:                         125

- Effective Maturity:                       9.6 years

- Average Rating:                           A

- Average Call:                             7.0 years

- Average Dollar Price:                     $98.72

THE FUND

- During the six months ended September 30, 2001, the Fund's Class A, Class B and Class C shares had total returns of 2.92%, 2.50% and 2.58%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $10.06 on September 30, 2001 from $10.04 on March 31, 2001, and the reinvestment of $0.262 and $0.223 per share, respectively, in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $9.43 from $9.40, and the reinvestment of $0.205 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2001 of $10.06 per share for Class A and Class B, and $9.43 for Class C, distribution rates were 5.20%, 4.41% and 4.34%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 8.54%, 7.24% and 7.13%, respectively.(4)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2001 were 4.42%, 3.76% and 3.76%, respectively.(5) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 7.26%, 6.17% and 6.17%, respectively.(4)

RATING DISTRIBUTION(6)

[GRAPHIC]

Non-Rated         26.4%
AAA               34.4%
AA                 6.7%
A                 10.2%
BBB               20.4%
BB                 1.9%

* Private insurance does not increase the risk of loss of principal associated with this investment.


FUND INFORMATION
as of September 30, 2001

PERFORMANCE(7)      CLASS A  CLASS B  CLASS C

Average Annual Total Returns (at net asset value)

One Year             7.66%    6.80%    6.86%
Five Years           5.08     4.28     4.09
Life of Fund+        5.03     4.59     3.48

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year             5.20%    3.80%    5.86%
Five Years           4.60     4.28     4.09
Life of Fund+        4.77     4.59     3.48

+Inception Dates - Class A: 6/27/96; Class B: 5/22/92; Class C:12/8/93

5 LARGEST SECTORS(6)

By net assets

[GRAPHIC]

Escrowed/Prerefunded                 15.9%
Industrial Development Revenue        9.7%
Hospital                              6.4%
Cogenration                           6.1%
Insured* -- General Obligations       5.9%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax, and state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) Taxable-equivalent rates assume maximum 39.10% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/01 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year; Class C shares are subject to 1% CDSC within 1st year.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2001
Assets
-----------------------------------------------------
Investment in National Limited Maturity
   Municipals Portfolio, at value
   (identified cost, $93,701,346)         $94,817,454
Receivable for Fund shares sold               312,201
-----------------------------------------------------
TOTAL ASSETS                              $95,129,655
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Dividends payable                         $   149,415
Payable for Fund shares redeemed               69,675
Payable to affiliate for distribution
   and service fees                             1,014
Accrued expenses                               42,299
-----------------------------------------------------
TOTAL LIABILITIES                         $   262,403
-----------------------------------------------------
NET ASSETS                                $94,867,252
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $99,730,843
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (6,100,280)
Accumulated undistributed net investment
   income                                     120,581
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         1,116,108
-----------------------------------------------------
TOTAL                                     $94,867,252
-----------------------------------------------------

Class A Shares
-----------------------------------------------------
NET ASSETS                                $75,658,033
SHARES OUTSTANDING                          7,518,218
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.06
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 97.75 of $10.06)      $     10.29
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 8,464,244
SHARES OUTSTANDING                            840,966
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.06
-----------------------------------------------------

Class C Shares
-----------------------------------------------------
NET ASSETS                                $10,744,975
SHARES OUTSTANDING                          1,139,183
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.43
-----------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2001
Investment Income
----------------------------------------------------
Interest allocated from Portfolio         $2,594,339
Expenses allocated from Portfolio           (236,847)
----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $2,357,492
----------------------------------------------------

Expenses
----------------------------------------------------
Trustees' fees and expenses               $    1,044
Distribution and service fees
   Class A                                    54,533
   Class B                                    33,684
   Class C                                    40,788
Transfer and dividend disbursing agent
   fees                                       43,957
Registration fees                             17,051
Legal and accounting services                  8,524
Custodian fee                                  8,400
Printing and postage                           5,147
Miscellaneous                                  6,741
----------------------------------------------------
TOTAL EXPENSES                            $  219,869
----------------------------------------------------

NET INVESTMENT INCOME                     $2,137,623
----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  105,662
   Financial futures contracts               (13,764)
----------------------------------------------------
NET REALIZED GAIN                         $   91,898
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  349,602
   Financial futures contracts               (62,704)
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  286,898
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  378,796
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,516,419
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       SEPTEMBER 30, 2001  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)         MARCH 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment income                  $        2,137,623  $    4,525,915
   Net realized gain (loss)                           91,898         (88,181)
   Net change in unrealized
      appreciation (depreciation)                    286,898       2,179,294
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $        2,516,419  $    6,617,028
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $       (1,901,302) $   (3,850,949)
      Class B                                       (155,925)       (295,557)
      Class C                                       (190,341)       (302,831)
   In excess of net investment income
      Class B                                         (9,834)             --
      Class C                                         (6,580)             --
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $       (2,263,982) $   (4,449,337)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $        5,790,666  $    5,880,119
      Class B                                      2,555,423       3,015,824
      Class C                                      3,992,120       3,084,188
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                        812,289       1,643,276
      Class B                                         63,490         129,206
      Class C                                         87,481         153,265
   Cost of shares redeemed
      Class A                                     (4,009,565)    (13,073,403)
      Class B                                       (510,850)     (1,923,340)
      Class C                                       (889,046)     (3,598,245)
   Net asset value of shares exchanged
      Class A                                      1,489,937              --
      Class B                                     (1,489,937)             --
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $        7,892,008  $   (4,689,110)
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $        8,144,445  $   (2,521,419)
----------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------
At beginning of period                    $       86,722,807  $   89,244,226
----------------------------------------------------------------------------
AT END OF PERIOD                          $       94,867,252  $   86,722,807
----------------------------------------------------------------------------
Accumulated undistributed net investment income included in
net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $          120,581  $      172,158
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                        CLASS A
                                  ------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------------
                                  (UNAUDITED)(1)(2)       2001        2000(2)        1999        1998        1997(3)
----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.040          $ 9.790       $10.490      $10.580     $10.070       $10.030
----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.247          $ 0.531       $ 0.516      $ 0.519     $ 0.527       $ 0.393
Net realized and unrealized
   gain (loss)                           0.035            0.241        (0.692)      (0.090)      0.488         0.033(4)
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.282          $ 0.772       $(0.176)     $ 0.429     $ 1.015       $ 0.426
----------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.262)         $(0.522)      $(0.524)     $(0.519)    $(0.505)      $(0.386)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.262)         $(0.522)      $(0.524)     $(0.519)    $(0.505)      $(0.386)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.060          $10.040       $ 9.790      $10.490     $10.580       $10.070
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                           2.92%            8.12%        (1.68)%       3.89%      10.50%         4.06%
----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $75,658          $71,365       $75,081      $73,048     $59,992       $37,072
Ratios (As a percentage of
   average daily net assets):
   Expenses(6)                            0.91%(7)         0.94%         1.03%        0.98%       0.99%         0.99%(7)
   Expenses after custodian
      fee reduction(6)                    0.88%(7)         0.93%         1.01%        0.97%       0.98%         0.97%(7)
   Net investment income                  4.93%(7)         5.37%         5.14%        4.96%       5.16%         5.14%(7)
Portfolio Turnover of the
   Portfolio                                 7%              13%           27%          26%         41%           68%
----------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 was to decrease net investment income per share by less than $0.001, increase net realized and unrealized gains per share by less than $0.001 and decrease the ratio of net investment income to average net assets from 4.94% to 4.93%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) For the period from the start of business, June 27, 1996 to March 31, 1997.
 (4) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (6)  Includes the Fund's share of the Portfolio's allocated expenses.
 (7)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                        CLASS B
                                  ------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------------
                                  (UNAUDITED)(1)(2)       2001        2000(2)        1999        1998(2)        1997
----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.040          $ 9.790       $10.490      $10.580       $10.070      $10.170
----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.223          $ 0.461       $ 0.438      $ 0.412       $ 0.454      $ 0.428
Net realized and unrealized
   gain (loss)                           0.020            0.232        (0.693)      (0.066)        0.488       (0.098)
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.243          $ 0.693       $(0.255)     $ 0.346       $ 0.942      $ 0.330
----------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.223)         $(0.443)      $(0.438)     $(0.436)      $(0.432)     $(0.430)
In excess of net investment
   income                                   --               --        (0.007)          --            --           --
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.223)         $(0.443)      $(0.445)     $(0.436)      $(0.432)     $(0.430)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.060          $10.040       $ 9.790      $10.490       $10.580      $10.070
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.50%            7.26%        (2.46)%       3.29%         9.52%        3.30%
----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 8,464          $ 7,840       $ 6,452      $ 5,450       $11,538      $48,692
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.66%(5)         1.68%         1.81%        1.73%         1.73%        1.69%
   Expenses after custodian
      fee reduction(4)                    1.63%(5)         1.67%         1.79%        1.72%         1.72%        1.67%
   Net investment income                  4.16%(5)         4.61%         4.36%        4.23%         4.42%        4.37%
Portfolio Turnover of the
   Portfolio                                 7%              13%           27%          26%           41%          68%
----------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 was to decrease net investment income per share by less than $0.001, increase net realized and unrealized gains per share by less than $0.001 and decrease the ratio of net investment income to average net assets from 4.17% to 4.16%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           CLASS C
                                  ---------------------------------------------------------
                                  SIX MONTHS ENDED             YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    -----------------------------------
                                  (UNAUDITED)(1)(2)       2001        2000(2)        1999
-------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.400          $ 9.160       $ 9.820      $ 9.920
-------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------
Net investment income                  $ 0.197          $ 0.423       $ 0.401      $ 0.407
Net realized and unrealized
   gain (loss)                           0.038            0.225        (0.651)      (0.089)
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.235          $ 0.648       $(0.250)     $ 0.318
-------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------
From net investment income             $(0.197)         $(0.408)      $(0.400)     $(0.411)
In excess of net investment
   income                               (0.008)              --        (0.010)      (0.007)
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.205)         $(0.408)      $(0.410)     $(0.418)
-------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.430          $ 9.400       $ 9.160      $ 9.820
-------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.58%            7.25%        (2.57)%       3.24%
-------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $10,745          $ 7,517       $ 7,712      $11,193
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.66%(5)         1.69%         1.90%        1.81%
   Expenses after custodian
      fee reduction(4)                    1.63%(5)         1.68%         1.88%        1.80%
   Net investment income                  4.15%(5)         4.61%         4.26%        4.10%
Portfolio Turnover of the
   Portfolio                                 7%              13%           27%          26%
-------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 was to decrease net investment income per share by less than $0.001, increase net realized and unrealized gains per share by less than $0.001 and decrease the ratio of net investment income to average net assets from 4.16% to 4.15%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the National Limited Maturity Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at September 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund. Effective January 1, 2001, the Portfolio adopted the provision of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on all fixed-income securities. Prior to January 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The cumulative effect of this accounting change had no impact on the Fund's net assets, but resulted in a $74,782 increase in undistributed net investment income and a corresponding $74,782 decrease to unrealized appreciation.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $6,072,301 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on March 31, 2009 ($248,691), March 31, 2007 ($60,400), March 31, 2006
   ($320,446), March 31, 2005 ($1,120,027), March 31, 2004 ($1,216,547),
   March 31, 2003 ($2,738,129) and March 31, 2002 ($368,061). Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated
   Investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   September 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2001 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                577,830         592,635
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          81,240         166,574
    Redemptions                                         (401,152)     (1,321,365)
    Exchange from Class B shares                         149,713              --
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              407,631        (562,156)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001   YEAR ENDED
    CLASS B                                   (UNAUDITED)          MARCH 31, 2001
    ------------------------------------------------------------------------------
    Sales                                                254,400          304,347
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           6,351           13,108
    Redemptions                                          (51,184)        (195,676)
    Exchange to Class A shares                          (149,713)              --
    ------------------------------------------------------------------------------
    NET INCREASE                                          59,854          121,779
    ------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001   YEAR ENDED
    CLASS C                                   (UNAUDITED)          MARCH 31, 2001
    ------------------------------------------------------------------------------
    Sales                                                425,100          332,887
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           9,338           16,600
    Redemptions                                          (94,788)        (392,195)
    ------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              339,650          (42,708)
    ------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   elsewhere in this report. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $3,996 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended
   September 30, 2001.

   Except as to Trustees of the Fund and the Portfolio who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect a distribution plan for Class B shares (Class B Plan) and for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares
   (Class A Plan), (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended September 30, 2001, the Fund paid or accrued $28,070 and $33,990 for Class B and Class C shares, respectively, to EVD, representing 0.75% of the average daily net assets for Class B and Class C shares. At September 30, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $648,000 and $5,905,000 for Class B and Class C shares, respectively.

   The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees approved quarterly service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended September 30, 2001 amounted to $54,533, $5,614, and $6,798 for Class A, Class B, and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $6,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended September 30, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended September 30, 2001, aggregated $13,546,716 and $8,382,370, respectively.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 95.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 0.6%
------------------------------------------------------------------------
     $  730        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07         $   585,460
------------------------------------------------------------------------
                                                             $   585,460
------------------------------------------------------------------------
Cogeneration -- 6.1%
------------------------------------------------------------------------
     $  250        Eastern Connecticut Resources Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.00%, 1/1/03                             $   252,777
        830        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                                842,442
      1,195        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                       1,224,301
      1,800        Pennsylvania EDA, (Resource
                   Recovery-Northampton), (AMT),
                   6.75%, 1/1/07                               1,848,492
      1,400        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10     1,466,626
         56        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                21,828
         26        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                20,602
        121        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                                78,360
        180        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                             1,797
         70        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                               703
------------------------------------------------------------------------
                                                             $ 5,757,928
------------------------------------------------------------------------
Education -- 4.5%
------------------------------------------------------------------------
     $1,000        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                      $ 1,051,450
        200        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/13                                 204,388
        140        Connecticut HEFA, (Sacred Heart
                   University), 6.00%, 7/1/08                    159,408
        850        New Hampshire HEFA, (Colby-Sawyer
                   College), 7.20%, 6/1/12                       908,981
        385        Texas Student Housing Corp., (University
                   of Northern Texas), 6.75%, 7/1/16             384,057
        250        Texas Student Housing Corp., (University
                   of Northern Texas), 9.375%, 7/1/06            250,452
      1,700        University of Illinois, 0.00%, 4/1/15         864,416
      1,000        University of Illinois, 0.00%, 4/1/16         476,850
------------------------------------------------------------------------
                                                             $ 4,300,002
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 1.1%
------------------------------------------------------------------------
     $1,000        North Carolina Municipal Power Agency,
                   (Catawba), 6.375%, 1/1/13                 $ 1,095,100
------------------------------------------------------------------------
                                                             $ 1,095,100
------------------------------------------------------------------------
Escrowed / Prerefunded -- 15.9%
------------------------------------------------------------------------
     $  300        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 07/01/03, 6.00%, 7/1/13    $   324,144
        755        Florence, KY, Housing Facilities,
                   (Bluegrass Housing), Escrowed to
                   Maturity, 7.25%, 5/1/07                       821,629
      1,500        Grand Ledge, MI, Public School District,
                   (MBIA), Prerefunded to 5/1/04,
                   7.875%, 5/1/11                              1,719,135
      4,185        Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                957,486
      3,500        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17(2)      3,971,905
        840        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 7.876%, 1/1/11          989,629
        293        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   Escrowed to Maturity, 7.125%, 7/15/02         304,219
      1,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/13         1,064,190
      3,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20         3,067,050
        590        Richardson, TX, Hospital Authority
                   (Baylor/Richardson Medical Center),
                   Prerefunded to 12/01/03, 6.50%, 12/1/12       650,080
      1,085        Saint Tammany, LA, Public Trust Finance
                   Authority, (Christwood), Escrowed to
                   Maturity, 8.75%, 11/15/05                   1,221,526
------------------------------------------------------------------------
                                                             $15,090,993
------------------------------------------------------------------------
General Obligations -- 4.2%
------------------------------------------------------------------------
     $  495        Detroit, MI, 6.40%, 4/1/05                $   541,545
      2,000        Detroit, MI, 6.50%, 4/1/02                  2,039,080
        500        Kershaw County, SC, School District,
                   5.00%, 2/1/18                                 505,235
        265        New Fairfield, CT, 4.90%, 8/1/13              282,919
        750        Ohio, 0.00%, 8/1/08                           569,302
        115        Puerto Rico, 0.00%, 7/1/08                     88,344
------------------------------------------------------------------------
                                                             $ 4,026,425
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.6%
------------------------------------------------------------------------
     $  581        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.00%, 12/1/36             $   590,014
------------------------------------------------------------------------
                                                             $   590,014
------------------------------------------------------------------------
Hospital -- 6.4%
------------------------------------------------------------------------
     $  550        Colorado Health Facilities Authority,
                   (Parkview Medical Center), 5.75%, 9/1/09  $   575,118
        500        Colorado Health Facilities Authority,
                   (Parkview Medical Hospital),
                   6.125%, 9/1/25                                504,285
      1,700        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.00%, 9/15/03                              1,725,381
        125        Connecticut HEFA, (Griffin Hospital),
                   6.00%, 7/1/13                                 126,509
        750        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.00%, 10/1/08                                745,770
        100        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.00%, 10/1/05                                104,173
        100        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.10%, 10/1/06                                104,879
        225        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.20%, 10/1/07                                237,359
      1,000        Michigan Hospital Finance Authority,
                   (Gratiot Community Hospital),
                   6.10%, 10/1/07                              1,036,230
        500        New Hampshire HEFA, (Littleton Hospital
                   Association), 5.45%, 5/1/08                   482,730
        465        San Gorgonio, CA, Memorial Health Care
                   District, 5.60%, 5/1/11                       445,702
------------------------------------------------------------------------
                                                             $ 6,088,136
------------------------------------------------------------------------
Housing -- 4.1%
------------------------------------------------------------------------
     $  600        Georgia Private Colleges and
                   Universities Authority, Student Housing
                   Revenue, (Mercer Housing Corp.),
                   6.00%, 6/1/31                             $   605,304
      1,005        Illinois Development Finance Authority,
                   Elderly Housing, (Mattoon Tower),
                   (Section 8), 6.35%, 7/1/10                  1,027,733
        345        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.40%, 2/1/03                                 346,894
      1,145        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.65%, 2/1/06                               1,159,885
        715        Sandaval County, NM, Multifamily,
                   6.00%, 5/1/32                                 709,995
------------------------------------------------------------------------
                                                             $ 3,849,811
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue -- 9.7%
------------------------------------------------------------------------
     $  520        Austin, TX, (Cargoport Development LLC),
                   (AMT), 7.50%, 10/1/07                     $   524,982
        445        Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                         470,450
        500        Carbon County, PA, IDA, (Panther Creek
                   Partners), (AMT), 6.65%, 5/1/10               533,630
        625        Connecticut Development Authority,
                   (Frito Lay), 6.375%, 7/1/04                   626,056
        700        Eagle County, CO, Airport Terminal
                   Corp., (American Airlines), (AMT),
                   6.75%, 5/1/06                                 703,794
        900        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                        862,965
        500        Jones County, MS, (International Paper),
                   5.80%, 10/1/21                                493,305
        485        Kimball, NE, EDA, (Clean Harbors),
                   (AMT), 10.75%, 9/1/26                         501,960
      1,000        Michigan Job Development Authority,
                   (General Motors Corp.), PCR,
                   5.55%, 4/1/09                               1,000,560
      1,028        Michigan State Strategic Fund, (Crown
                   Paper), 6.25%, 8/1/12                         167,072
        500        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                                500,350
      1,000        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                 925,000
        750        Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21(1)                               30,000
        500        Peru, IL, (Freightways Corp.),
                   5.25%, 11/1/03                                505,940
        500        Saint Louis, MO, IDA, (Saint Louis
                   Convention Center), (AMT),
                   7.20%, 12/15/28                               535,315
        805        Santa Fe, NM, (Crow Hobbs),
                   8.25%, 9/1/05                                 803,559
------------------------------------------------------------------------
                                                             $ 9,184,938
------------------------------------------------------------------------
Insured-Education -- 0.2%
------------------------------------------------------------------------
     $  500        Southern Illinois University, Housing
                   and Auxiliary Facilities, (MBIA),
                   0.00%, 4/1/17                             $   225,875
------------------------------------------------------------------------
                                                             $   225,875
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.0%
------------------------------------------------------------------------
     $  750        California Pollution Control Financing
                   Authority, PCR, (Pacific Gas and
                   Electric), (MBIA), (AMT), 5.35%, 12/1/16  $   771,435
        500        Monroe County, MI, (Detroit Edison),
                   (AMBAC), (AMT), 6.35%, 12/1/04                547,275
        500        Muscatine, IA, Electric, (AMBAC),
                   5.50%, 1/1/11                                 551,215

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Electric Utilities (continued)
------------------------------------------------------------------------
     $  500        Muscatine, IA, Electric, (AMBAC),
                   5.50%, 1/1/12                             $   551,715
        400        Piedmont, SC, Municipal Power Agency,
                   (MBIA), 5.00%, 1/1/15                         407,696
------------------------------------------------------------------------
                                                             $ 2,829,336
------------------------------------------------------------------------
Insured-General Obligations -- 5.9%
------------------------------------------------------------------------
     $  250        Brighton, MI, School District, (AMBAC),
                   0.00%, 5/1/20                             $    94,702
      1,000        Edcouch Elsa, TX, Independent School
                   District, (PSF), 4.75%, 8/15/22               936,380
        150        Hartland, MI, School District, (FGIC),
                   5.125%, 5/1/17                                151,710
      1,650        McAllen, TX, Independent School
                   District, (PSF), 4.50%, 2/15/18             1,541,743
      1,470        Parchment, MI, School District, (MBIA),
                   5.00%, 5/1/25(2)                            1,485,215
      1,400        Springfield, OH, City School District,
                   (FGIC), 5.00%, 12/1/17                      1,417,122
------------------------------------------------------------------------
                                                             $ 5,626,872
------------------------------------------------------------------------
Insured-Hospital -- 1.8%
------------------------------------------------------------------------
     $2,000        El Paso County, TX, Hospital District,
                   (MBIA), 0.00%, 8/15/06                    $ 1,677,940
------------------------------------------------------------------------
                                                             $ 1,677,940
------------------------------------------------------------------------
Insured-Transportation -- 4.7%
------------------------------------------------------------------------
     $  600        Connecticut Airport, (Bradley
                   International Airport), (FGIC),
                   7.40%, 10/1/04                            $   653,514
      1,000        Metropolitan Transportation Authority,
                   NY, Commuter Facilities, (AMBAC),
                   5.00%, 7/1/20                               1,006,640
      1,000        Metropolitan Transportation Authority,
                   NY, Transit Facilities, (FGIC),
                   4.50%, 4/1/18                                 963,300
        500        Metropolitan Transportation Authority,
                   NY, Transit Facilities, (MBIA),
                   5.00%, 7/1/17                                 509,135
      1,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/18                              1,084,060
        500        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16             251,890
------------------------------------------------------------------------
                                                             $ 4,468,539
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.0%
------------------------------------------------------------------------
     $2,000        Honolulu, HI, Wastewater System, (FGIC),
                   0.00%, 7/1/11                             $ 1,297,960
        630        Kannapolis, NC, Water & Sewer, (FSA),
                   4.50%, 2/1/12(3)                              627,134
------------------------------------------------------------------------
                                                             $ 1,925,094
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Miscellaneous -- 2.7%
------------------------------------------------------------------------
     $  890        Barona, CA, (Band of Mission Indians),
                   8.25%, 1/1/20                             $   915,783
      1,000        Mohegan Tribe, CT, Gaming Authority,
                   5.375%, 1/1/11                                992,870
        150        Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                     146,109
        500        San Juan, NM, Pueblo Development
                   Authority, 7.00%, 10/15/06                    479,060
------------------------------------------------------------------------
                                                             $ 2,533,822
------------------------------------------------------------------------
Nursing Home -- 4.8%
------------------------------------------------------------------------
     $1,105        Arizona Health Facilities Authority,
                   (Care Institute, Inc.-Mesa),
                   7.625%, 1/1/06                            $   904,719
        500        Citrus County, FL, IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03                   497,350
        925        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                          950,891
        335        Fairfield, OH, EDA, (Beverly
                   Enterprises), 8.50%, 1/1/03                   340,343
        915        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05                935,295
        395        Michigan Hospital Finance Authority,
                   (Presbyterian Villages), 6.20%, 1/1/06        412,143
        500        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                475,350
------------------------------------------------------------------------
                                                             $ 4,516,091
------------------------------------------------------------------------
Pooled Loans -- 3.3%
------------------------------------------------------------------------
     $1,900        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $ 2,042,272
      1,000        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10            1,094,690
------------------------------------------------------------------------
                                                             $ 3,136,962
------------------------------------------------------------------------
Senior Living / Life Care -- 4.9%
------------------------------------------------------------------------
     $  785        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                           $   691,507
      2,000        Illinois HFA, (Lutheran Social
                   Services), 6.125%, 8/15/10                  1,934,140
        300        Kalamazoo, MI, (Friendship Village),
                   6.125%, 5/15/17                               293,634
        500        Kansas City, MO, IDR, (Kingswood Manor),
                   5.80%, 11/15/17                               452,335
        245        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                 213,993
        360        Mesquite, TX, Health Facilities
                   Development, (Christian Care Centers) ,
                   7.00%, 2/15/10                                369,119

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Senior Living / Life Care (continued)
------------------------------------------------------------------------
        495        North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 426,735
        305        Okaloosa County, FL, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   5.25%, 2/1/04                                 291,199
------------------------------------------------------------------------
                                                             $ 4,672,662
------------------------------------------------------------------------
Special Tax Revenue -- 5.3%
------------------------------------------------------------------------
     $  500        Battle Creek, MI, Downtown Development
                   Authority, 6.65%, 5/1/02                  $   510,960
      2,000        Detroit, MI, Downtown Development
                   Authority Tax Increment, 0.00%, 7/1/21        657,540
        250        Frederick County, MD, Urbana Community
                   Development Authority, 6.625%, 7/1/25         255,278
        500        Heritage Palms Community Development
                   District, FL, Capital Improvements,
                   6.25%, 11/1/04                                505,195
      1,000        Laredo, TX, Certificates of Obligation,
                   4.50%, 2/15/17                                950,340
        450        Longleaf, FL, Community Development
                   District, 6.20%, 5/1/09                       430,439
        500        Michigan Building Authority,
                   6.10%, 10/1/01                                500,165
      1,000        New York City, NY, Transitional Finance
                   Authority, 4.75%, 11/15/23                    944,200
        235        Stoneybrook, FL, West Community
                   Development District, 6.45%, 5/1/10           240,184
------------------------------------------------------------------------
                                                             $ 4,994,301
------------------------------------------------------------------------
Transportation -- 2.4%
------------------------------------------------------------------------
     $  240        Memphis-Shelby County, TN, Airport
                   Authority, 6.12%, 12/1/16                 $   222,857
      1,000        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27            1,016,640
      1,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                      1,015,130
------------------------------------------------------------------------
                                                             $ 2,254,627
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Utilities - Electrical and Gas -- 1.0%
------------------------------------------------------------------------
     $1,000        San Antonio, TX, Electric and Natural
                   Gas, 4.50%, 2/1/21                        $   913,490
------------------------------------------------------------------------
                                                             $   913,490
------------------------------------------------------------------------
Water and Sewer -- 0.6%
------------------------------------------------------------------------
     $  500        Cottonwood, CO, Water and Sanitation
                   District, 7.75%, 12/1/20                  $   534,320
------------------------------------------------------------------------
                                                             $   534,320
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 95.8%
   (identified cost $89,731,333)                             $90,878,738
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 4.2%                       $ 3,938,725
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $94,817,463
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At September 30, 2001, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

Michigan                                                    12.4%
Others, representing less than 10% individually             83.4%

 (1)  Non-income producing security.

 (2) Security (or a portion thereof) has been segregated to cover when-issued securities.

 (3)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AAS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2001
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $89,731,333)         $90,878,738
Cash                                        4,666,344
Receivable for investments sold               345,000
Interest receivable                         1,627,138
Prepaid expenses                                  517
-----------------------------------------------------
TOTAL ASSETS                              $97,517,737
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 2,047,948
Payable for daily variation margin on
   open financial futures contracts             6,187
Payable for when-issued securities            627,152
Accrued expenses                               18,987
-----------------------------------------------------
TOTAL LIABILITIES                         $ 2,700,274
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $94,817,463
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $93,701,355
Net unrealized appreciation (computed on
   the basis of identified cost)            1,116,108
-----------------------------------------------------
TOTAL                                     $94,817,463
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2001
Investment Income
----------------------------------------------------
Interest                                  $2,594,339
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $2,594,339
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  210,963
Trustees' fees and expenses                    3,877
Custodian fee                                 28,142
Legal and accounting services                    652
Miscellaneous                                  8,649
----------------------------------------------------
TOTAL EXPENSES                            $  252,283
----------------------------------------------------
Deduct --
   Reduction of custodian fee             $   15,434
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   15,434
----------------------------------------------------
NET EXPENSES                              $  236,849
----------------------------------------------------
NET INVESTMENT INCOME                     $2,357,490
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  105,662
   Financial futures contracts               (13,764)
----------------------------------------------------
NET REALIZED GAIN                         $   91,898
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  349,604
   Financial futures contracts               (62,704)
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  286,900
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  378,798
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,736,288
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       SEPTEMBER 30, 2001  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)         MARCH 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment income                  $        2,357,490  $    4,909,712
   Net realized gain (loss)                           91,898         (88,181)
   Net change in unrealized
      appreciation (depreciation)                    286,900       2,179,292
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $        2,736,288  $    7,000,823
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $       13,546,716  $   12,004,221
   Withdrawals                                    (8,382,370)    (22,024,768)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $        5,164,346  $  (10,020,547)
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $        7,900,634  $   (3,019,724)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $       86,916,829  $   89,936,553
----------------------------------------------------------------------------
AT END OF PERIOD                          $       94,817,463  $   86,916,829
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    ---------------------------------------------------------
                                  (UNAUDITED)(1)          2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.56%(2)         0.61%       0.65%       0.61%       0.60%        0.60%
   Expenses after custodian
      fee reduction                       0.53%(2)         0.60%       0.63%       0.60%       0.59%        0.58%
   Net investment income                  5.27%(2)         5.68%       5.49%       5.32%       5.53%        5.45%
Portfolio Turnover                           7%              13%         27%         26%         41%          68%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $94,817          $86,917     $89,937     $89,966     $93,127     $102,504
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed income securities. The effect of this change for the six months ended September 30, 2001 was an decrease in the ratio of the net investment income to average net assets from 5.28% to 5.27%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of current income exempt from regular federal income tax and (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium of discount when required for federal income tax purposes. Effective January 1, 2001, the Portfolio adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on all fixed-income securities. Prior to January 1, 2001, the Portfolio did not amortize market discounts on fixed-income securities. The cumulative effect of this accounting change had no impact on the Portfolio's net assets, but resulted in a $74,782 reduction in cost of securities and a corresponding $74,782 increase in net unrealized appreciation/depreciation, based on securities held by the Portfolio on December 31, 2001.

   The effect of this change for the six months ended September 30, 2001 was a decrease in net investment income of $3,712, a decrease of net realized loss/gain of $2 and an increase in net unrealized appreciation/depreciation of $3,714.

   Also in accordance with the revised AICPA Audit and Accounting guide for Investment Companies, effective January 1, 2001, the Portfolio reclassified losses/gains realized on prepayments received on mortgage-backed securities, previously included in realized gains/losses, as part of interest income.

   The statement of changed in net assets and financial highlights for prior periods have not been restated to reflect these changes in policy.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security , and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Interim Financial Statements -- The interim financial statements relating to
   September 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2001, the fee was equivalent to 0.47% (annualized) of the Portfolio's average net assets for such period and amounted to $210,963. Except as to Trustees of the portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2001, no significant amounts have been deferred.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowing may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended September 30, 2001.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations aggregated $11,697,741 and $6,318,750 respectively, for the six months ended September 30, 2001.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $89,731,333
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,954,997
    Gross unrealized depreciation             $(2,804,076)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,150,921
    -----------------------------------------------------

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments as of September 30, 2001, is as follows:

                         FUTURES CONTRACTS
  ----------------------------------------------------------------
  EXPIRATION                                        NET UNREALIZED
  DATE(S)     CONTRACTS                 POSITION    (DEPRECIATION)
  ----------------------------------------------------------------
  12/01       22 U.S. Treasury Bond     Short            (3,736)
  12/01       11 U.S. Treasury Bond     Short           (27,560)
  ----------------------------------------------------------------
                                                       $(31,296)
  ----------------------------------------------------------------

   At September 30, 2001, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Planners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Planners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

                           For more information about
               Eaton Vance's privacy policies, call 1-800-262-1122


EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS DISTRIBUTION PLAN,
  SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU
                             INVEST OR SEND MONEY.


439-11/01                                                                LNASRC